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PROSPECTUS

April 15, 2008

WisdomTree(R) Trust

WisdomTree U.S. Current Income Fund
WisdomTree Dreyfus Brazilian Real Fund
WisdomTree Dreyfus Chinese Yuan Fund
WisdomTree Dreyfus Euro Fund
WisdomTree Dreyfus Indian Rupee Fund
WisdomTree Dreyfus Japanese Yen Fund

THE FUNDS ARE NOT YET AVAILABLE FOR SALE. THE FUNDS ARE EXPECTED TO BE AVAILABLE FOR SALE ON OR AFTER MAY 1, 2008.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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WISDOMTREE TRUST


WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." This Prospectus describes six
Funds: the U.S. Current Income Fund and five International Currency Income Funds. Each Fund is actively managed.

Each Fund is an "exchange traded fund." This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 200,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities or a designated amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

INVESTMENT PRODUCTS:

o    ARE NOT FDIC INSURED

o    MAY LOSE VALUE

o    ARE NOT BANK GUARANTEED

ALTHOUGH EACH FUND INVESTS IN VERY SHORT-TERM, INVESTMENT-GRADE SECURITIES, THE FUNDS ARE NOT "MONEY MARKET FUNDS" AND IT IS NOT AN OBJECTIVE OF THE FUNDS TO MAINTAIN A CONSTANT SHARE PRICE AS WOULD BE THE CASE FOR A TYPICAL MONEY MARKET FUND.


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WISDOMTREE TRUST


Table of Contents

Overview .................................................................    2

Investment Objective and Stragegies.......................................    2
Principal Risk Factors Common to All Funds ...............................    3
Principal Risk Factors Common to the
   International Currency Income Funds ...................................    5

WisdomTree Currency Income Funds .........................................    8

WisdomTree U.S. Current Income Fund ......................................    8
WisdomTree Dreyfus Brazilian Real Fund ...................................   10
WisdomTree Dreyfus Chinese Yuan Fund .....................................   13
WisdomTree Dreyfus Euro Fund .............................................   16
WisdomTree Dreyfus Indian Rupee Fund .....................................   18
WisdomTree Dreyfus Japanese Yen Fund .....................................   21

Management ...............................................................   23

Investment Adviser .......................................................   23
Sub-Adviser ..............................................................   23
Portfolio Managers .......................................................   24
Portfolio Holdings Information ...........................................   24
Administrator, Custodian and Transfer Agent ..............................   24

Shareholder Information ..................................................   25

Buying and Selling Shares ................................................   25
Share Trading Prices .....................................................   25
Determination of Net Asset Value .........................................   25
Dividends and Distributions ..............................................   26
Book Entry ...............................................................   26
Delivery of Shareholder Documents - Householding .........................   26
Frequent Purchases and Redemptions of Fund Shares ........................   26
Investments by Registered Investment Companies ...........................   27
Taxes ....................................................................   27
Taxes on Distributions ...................................................   27
Taxes When Fund Shares are Sold ..........................................   28
Taxes on Creation and Redemption of Creation Units .......................   28
Foreign Investments by the International Currency Funds ..................   28
Creation and Redemption ..................................................   29
Authorized Participants and the Continuous Offering of Shares ............   29
Creation and Redemption Transaction Fees for Creation Units ..............   30
Distribution .............................................................   30
Additional Notices .......................................................   30
Financial Highlights .....................................................   31

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund ("ETF"). Like all ETFs, shares of each Fund are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective and Strategies

This Prospectus describes six Funds: the WisdomTree U.S. Current Income Fund (the "U.S. Current Income Fund") and the WisdomTree Dreyfus Brazilian Real Fund, WisdomTree Dreyfus Chinese Yuan Fund, WisdomTree Dreyfus Euro Fund, WisdomTree Dreyfus Indian Rupee Fund and WisdomTree Dreyfus Japanese Yen Fund (the "International Currency Income Funds"). Each Fund is an actively managed
ETF.

The U.S. Current Income Fund may be appropriate for investors seeking:

o    Exposure to U.S. money market securities and money market yields

o The benefits of daily transparency and intra-day tradability provided by the ETF structure.

The U.S. Current Income Fund seeks to earn current income while preserving capital and maintaining liquidity by investing primarily in very short term, investment grade money market securities denominated in U.S. dollars. The U.S. Current Income Fund intends to invest in a combination of short-term securities issued by the U.S. government, its agencies or instrumentalities, bank debt obligations and term deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities, and repurchase agreements. In order to reduce interest rate risk, the U.S. Current Income Fund expects to maintain an average portfolio maturity of 90 days or less, though this may change from time to time. The "average portfolio maturity" of a Fund is the average of all the current maturities of the individual securities in the Fund's portfolio. Average portfolio maturity is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk. All money market securities acquired by the U.S. Current Income Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations ("NSROs") or if unrated, deemed to be of equivalent quality. Any security originally issued as a long term obligation will be rated A or higher at the time of purchase by at least two NSROs or if unrated, deemed to be of equivalent quality.

As a matter of general policy, the U.S. Current Income Fund will invest, under normal circumstances, at least 80% of its net assets in investments that are suggested by the Fund's name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for the Fund

The International Currency Income Funds may be appropriate for investors seeking:

     o    Exposure to non-U.S. currencies and money market yields

     o The benefits of daily transparency and intra-day tradability provided by the ETF structure.

_____________
* "WisdomTree" is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. "Dreyfus" is a registered mark of The Dreyfus Corporation and has been licensed for use by the Trust.

Each of the Euro Fund and Japanese Yen Fund seeks (i) to earn current income reflective of money market rates available to foreign investors in the specified country or region and (ii) to maintain liquidity and preserve capital measured in the currency of the specified country or region. Each of these Funds intends to invest primarily in very short term, investment grade money market securities denominated in the non-U.S. currency specified in its name. Eligible investments include short-term securities issued by non-U.S. governments, agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities.

Each of the Brazilian Real Fund, Chinese Yuan Fund and Indian Rupee Fund seeks
(i) to earn current income reflective of money market rates available to foreign investors in the specified country or region and, (ii) to provide exposure to changes in the value of a designated non-U.S. currency relative to the U.S. dollar. Because the market for money market instruments in these countries generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, each of these Funds intends to achieve exposure to the non-U.S. market designated by its name by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in a non-U.S. currency. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to reduce interest rate risk, each International Currency Income Fund generally expects to maintain an average portfolio maturity of 90 days or less, though this may change from time to time. The "average portfolio maturity" of a Fund is the average of all the current maturities of the individual securities in the Fund's portfolio. Average portfolio maturity is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk. All money market securities acquired by the International Currency Income Funds will be rated in the upper two short-term ratings by at least two NSROs or if unrated, deemed to be of equivalent quality.

As a matter of general policy, each International Currency Income Fund will invest, under normal circumstances, at least 80% of its net assets in investments that are tied economically to the particular country or geographic region suggested by the Fund's name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for the Fund.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional risks applicable to the International Currency Income Funds are described in the following section. Specific additional risks associated with certain Funds are discussed in the section describing that Fund. Each of these risk factors may adversely affect a Fund's value, performance and trading price.

Interest Rate Risk

The value of money market securities, and therefore the value of an investment in a Fund, may change in response to changes in interest rates. Generally, if U.S. interest rates rise, then the value of a U.S. money market security is expected to decrease. Similarly, if non-U.S. interest rates rise, the value of a money market security denominated in that non-U.S. currency would also be expected to decrease. In general, securities with longer maturities are more vulnerable to interest rate changes. The "average portfolio maturity" of a Fund is the average of all the current maturities of the individual securities in the Fund's portfolio. Average portfolio maturity is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

Low Interest Rate Risk

Financial crisis, recession, and deflation could contribute to declines in a country's (or region's ) short-term interest rates to levels where the interest earned by a Fund's investments becomes insufficient to cover the expenses of the Fund. In these circumstances, a Fund may need to use available cash or sell securities out of the Fund to compensate for this shortfall. This action, if it occurs, could cause a decline in the NAV of the Fund and could have negative tax consequences.

Market Risk

The price of money market securities, and therefore the value of an investment in a Fund, may fluctuate in response to a variety of general market factors. These factors include economic, market and political developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like money market securities prices generally, may fluctuate within a wide range in response to these factors. As a result, an investor in a Fund could lose money over short or even long periods.

Credit Risk

The financial condition of an issuer of a money market security may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a money market security if the issuer defaults. The degree of risk for a particular money market security may be reflected in its credit rating. Generally, investment risk and price volatility increase as the credit rating of a money market security declines. Accordingly, the value of an investment in a Fund may change in response to issuer defaults and changes in the credit ratings of the Fund's portfolio securities.

Financial Sector Risk

The Funds generally invest a relatively large percentage of their assets in debt obligations and other securities of issuers in the financial sector and therefore the performance of the Funds will be impacted by events affecting the financial sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital funds.

Cash Redemption Risk

Unlike most ETFs, the Funds generally do not make in-kind redemptions because of the nature of the Funds' underlying investments. The Funds may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds in U.S. dollars or a non-U.S. currency. This may cause a Fund to recognize a capital gain that might not have been incurred if the Fund had made a redemption in-kind.

Management Risk

Each Fund is actively managed using proprietary investment strategies, techniques and processes. There can be no guarantee that these strategies, techniques and processes will produce the desired results.

Market Trading Risk

Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, Fund shares may trade at market prices that vary significantly from NAV and investors may find it difficult to buy or sell Fund shares.

Diversification Risk

Although each Fund intends to invest in a variety of securities and instruments, each International Currency Income Fund will be considered "non-diversified" as such term is defined by the 1940 Act. A "non-diversified" classification means that a Fund has greater latitude than a diversified fund to invest in a single issuer or a smaller number of issuers. Therefore, each International Currency Income Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely. This could increase the volatility of an investment in a Fund.

Tax Risk

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a fund's business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund's non-U.S. currency gains as non-qualifying income, thereby jeopardizing the Fund's status as a regulated investment company for all years to which the regulations are applicable. If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund's current and accumulated earnings and profits.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market. The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risk Factors Common to the International Currency Income Funds

Derivative Investment Risk

Each International Currency Income Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate, such as forward currency contracts and swaps. Each International Currency Income Fund may invest in derivatives as a substitute for taking a position in the underlying asset, in an attempt to create a position economically similar to a direct investment. The International Currency

Income Funds may invest in forward currency contracts, non-deliverable forward currency contracts and swaps. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. Non-deliverable forward currency contracts are contracts where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The combination of U.S. money market securities with forward currency contracts and swaps is designed to create a position economically similar to a money market security denominated in the specified non-U.S. currency. Derivatives are subject to a number of risks described elsewhere in this section, such as interest rate risk, market risk, credit risk and management risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. A small investment in a derivative could have a relatively large positive or negative impact on the performance of a Fund, potentially resulting in losses to Fund shareholders.

Capacity Risk

Each International Currency Income Fund may invest in derivative instruments as a substitute for taking a position in an underlying asset in an attempt to create a position economically similar to a direct investment. Each Fund which attempts to use derivatives may experience the risk that the market for derivative instruments used to achieve such exposure has limited liquidity or volume. This may be due to foreign government restrictions or regulations on such use of derivative instruments, or because the Fund may be unable to obtain a sufficient amount of derivative instruments necessary to create the required exposure. This could have a negative effect on a Fund's ability to achieve its investment objective.

Foreign Currency Risk.

Each International Currency Income Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund's investment and the value of your Fund shares. Because each International Currency Income Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the dollar value of your investment in a fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country's currency. Government monetary policies and the buying or selling of currency by a country's government may also influence exchange rates.

Foreign Securities Risk

Each International Currency Income Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in such securities and instruments can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. In addition to fluctuations in foreign currency exchange rates, these risks include trading, settlement, custodial, and other operational risks, and, in some cases, less stringent investor protection and disclosure standards. Non-U.S. markets may also impose additional withholding and other taxes. Since non-U.S. markets may be open on days when U.S. markets are closed, the value of the securities in a Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. Each of these factors can increase the volatility of an investment in Fund shares and have a negative effect on the value of Fund shares.

Geographic Concentration Risk

Each International Currency Income Fund invests a significant portion of its assets in the securities of issuers organized in one or more non-U.S. jurisdictions, or in securities that provide exposure to such issuers. As such, each International Currency Income Fund is likely to be impacted by economic conditions or events affecting the particular market or markets reflected by its name. Specific risks applicable to certain Funds are described in more detail in the section herein describing such Fund.

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WisdomTree U.S. Current Income Fund

Fund Facts

Cusip Number: 97717W273

Exchange Trading Symbol: USY
--------------------------------------------------------------------------------

WisdomTree U.S. Current Income Fund

Investment Objective

The Fund seeks to earn current income while preserving capital and maintaining liquidity by investing primarily in very short term, high-quality money market securities denominated in U.S. dollars. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve this objective by investing in a portfolio of liquid money market securities. The Fund intends to maintain an average portfolio maturity of 90 days or less and will not purchase any money market security with a remaining maturity of more than 397 calendar days. All money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality.

The Fund plans to use the annualized rate of return on the London Interbank Bid Rate ("LIBID") for one month U.S. dollar deposits (net of expenses) as a performance benchmark to guide its investment policy.

The Fund intends to invest primarily in money market securities denominated in U.S. dollars. Eligible investments include commercial paper, time deposits and certificates of deposit, asset-backed securities, government bills, government notes, corporate notes and repurchase agreements. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.

Primary Investment Risks

For information about the risks of investing in the Fund see the section herein entitled "Principal Risk Factors Common to All Funds."

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

--------------------------------------------------------------------------------
Shareholder Fees                                                    None
--------------------------------------------------------------------------------
(fees paid directly from your investment, but see the Creation
--------------------------------------------------------------------------------
Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                  0.25%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                         None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.25%
--------------------------------------------------------------------------------

     (a) "Other Expenses" are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                        1 Year  3 Years
--------------------------------------------------------------------------------
                                         $ 26     $ 80
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                        1 Year  3 Years
--------------------------------------------------------------------------------
                                         $ 26     $ 80
--------------------------------------------------------------------------------

WisdomTree Dreyfus Brazilian Real Fund

Fund Facts

Cusip Number: 97717W240

Exchange Trading Symbol: BZF
--------------------------------------------------------------------------------

WisdomTree Dreyfus Brazilian Real Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Brazil available to foreign investors and to provide exposure to changes in the value of the Brazilian Real relative to the U.S. dollar. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to Brazilian currency and money market rates.

Because the market for money market securities in Brazil generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Brazilian currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Brazilian Real. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Brazilian government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Currency Income Funds." In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Developing Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

o Offshore Investor Risk. The opportunity for foreign investors to access certain markets in Brazil can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to Brazilian markets. As a result, returns achieved by foreign investors could differ from those available to domestic investors in Brazil.

o Geographic Concentration in Brazil. Because the Fund concentrates its investments in Brazil, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Brazil and to be more volatile than the performance of more geographically diversified funds. The Brazilian market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Brazilian market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

--------------------------------------------------------------------------------
Shareholder Fees                                                     None
--------------------------------------------------------------------------------
(fees paid directly from your investment, but see the Creation
--------------------------------------------------------------------------------
Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                  0.45%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.45%
--------------------------------------------------------------------------------

     (a) "Other Expenses" are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                                1 Year     3 Years
--------------------------------------------------------------------------------
                                                 $ 46        $ 144
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                                1 Year     3 Years
--------------------------------------------------------------------------------
                                                 $ 46        $ 144
--------------------------------------------------------------------------------

WisdomTree Dreyfus Chinese Yuan Fund

Fund Facts

Cusip Number: 97717W182

Exchange Trading Symbol: CYB
--------------------------------------------------------------------------------

WisdomTree Dreyfus Chinese Yuan Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in China available to foreign investors and to provide exposure to changes in the value of the Chinese Yuan relative to the U.S. dollar. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to Chinese currency and money market rates.

Because the market for money market securities in China generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to currency markets in China by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Chinese Yuan. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of China and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities, asset-backed securities.

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Currency Income Funds." In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Developing Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

o Offshore Investor Risk. In addition to the general risks associated with investing in non-U.S. currencies and non-U.S. currency markets, there are special risks associated with investing in Chinese Yuan or securities designed to provide exposure to Chinese Yuan. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. As a result, the value of the Yuan, and the value of securities designed to provide exposure to the Yuan, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of securities designed to provide offshore investors with exposure to Chinese markets. As a result, returns achieved by foreign investors could differ from those available to domestic investors in China.

o Geographic Concentration in China. Because the Fund concentrates its investments in China, the Fund's performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The Chinese market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Chinese markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

--------------------------------------------------------------------------------
Shareholder Fees                                                     None
--------------------------------------------------------------------------------
(fees paid directly from your investment, but see the Creation
--------------------------------------------------------------------------------
Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                  0.45%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.45%
--------------------------------------------------------------------------------

     (a) "Other Expenses" are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                                1 Year     3 Years
--------------------------------------------------------------------------------
                                                 $ 46        $ 144
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                                1 Year     3 Years
--------------------------------------------------------------------------------
                                                 $ 46        $ 144
--------------------------------------------------------------------------------

WisdomTree Dreyfus Euro Fund

Fund Facts

Cusip Number: 97717W174

Exchange Trading Symbol: EU
--------------------------------------------------------------------------------

WisdomTree Dreyfus Euro Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates within the European Union available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Euros. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund intends to invest primarily in very short term, investment grade money market securities denominated in Euros. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality.

The Fund plans to use the annualized rate on the London Interbank Bid Rate ("LIBID") for 1-month Euro deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in the aggregate will be the principal factors contributing to the Fund's ability to preserve capital (measured in Euros) and liquidity while pursuing its investment objective. The Fund does not seek to preserve capital in U.S. dollars.

Eligible investments include short-term securities issued by European governments and their agencies or instrumentalities that are denominated in Euros, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities. While the Fund does not intend to do so, it reserves the right to pursue its objectives by investing a portion of its assets in U.S. dollar money market securities and derivative investments, such as forward currency contracts and swaps, if this strategy is deemed to be in the best interest of the Fund. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Euros. In addition, the Fund may invest a relatively smaller portion of its assets in U.S. money market securities, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Currency Income Funds." In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Geographic Concentration in Europe. Because the Fund concentrates its investments in Europe, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

--------------------------------------------------------------------------------
Shareholder Fees                                                     None
--------------------------------------------------------------------------------
(fees paid directly from your investment, but see the Creation
--------------------------------------------------------------------------------
Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                  0.35%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.35%
--------------------------------------------------------------------------------

     (a) "Other Expenses" are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                                1 Year     3 Years
--------------------------------------------------------------------------------
                                                  $ 36        $ 113
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                                1 Year     3 Years
--------------------------------------------------------------------------------
                                                  $ 36        $ 113
--------------------------------------------------------------------------------

WisdomTree Dreyfus Indian Rupee Fund

Fund Facts

Cusip Number: 97717W166

Exchange Trading Symbol: ICN
--------------------------------------------------------------------------------

WisdomTree Dreyfus Indian Rupee Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in India available to foreign investors and to provide exposure to changes in the value of the Indian Rupee relative to the U.S. dollar. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities designed to provide exposure to Indian currency and money market rates.

Because the market for money market securities in India generally is less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund intends to achieve exposure to currency markets in India by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Indian Rupee. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of India and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Currency Income Funds." In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Developing Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

o Offshore Investor Risk. In addition to the general risks associated with investing in non-U.S. currencies and non-U.S. currency markets, there are special risks associated with investing in Indian Rupee or securities designed to provide exposure to Indian Rupee. While the government of India is moving towards a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade Rupee directly. Foreign investors in India still face burdensome taxes on investments in income-producing securities. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to Indian markets. As a result, returns achieved by foreign investors could differ from those available to domestic investors in India.

o Geographic Concentration in India. Because the Fund concentrates its investments in India, the Fund's performance is expected to be closely tied to social, political, and economic conditions within India and to be more volatile than the performance of more geographically diversified funds. The Indian market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Indian markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.


Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

--------------------------------------------------------------------------------
Shareholder Fees                                                     None
--------------------------------------------------------------------------------
(fees paid directly from your investment, but see the Creation
--------------------------------------------------------------------------------
Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                  0.45%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.45%
--------------------------------------------------------------------------------

     (a) "Other Expenses" are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                                1 Year     3 Years
--------------------------------------------------------------------------------
                                                 $ 46        $ 144
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                                1 Year     3 Years
--------------------------------------------------------------------------------
                                                 $ 46        $ 144
--------------------------------------------------------------------------------

WisdomTree Dreyfus Japanese Yen Fund

Fund Facts

Cusip Number: 97717W224

Exchange Trading Symbol: JYF
--------------------------------------------------------------------------------

WisdomTree Dreyfus Japanese Yen Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Japan available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Japanese Yen. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund intends to invest primarily in very short term, investment grade money market securities denominated in Japanese Yen. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality.

The Fund plans to use the annualized rate on the London Interbank Bid Rate ("LIBID") for 1-month Yen deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital (measured in Yen) and liquidity while pursuing its investment objective. The Fund does not seek to preserve capital in U.S. dollars.

Eligible investments include short-term securities issued by the Japanese government and its agencies or instrumentalities that are denominated in Yen, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities. While the Fund does not intend to do so, it reserves the right to pursue its objectives by investing a portion of its assets in U.S. dollar money market securities and derivative investments, such as forward currency contracts and swaps, if this strategy is deemed to be in the best interest of the Fund. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Yen. In addition, the Fund may invest a relatively smaller portion of its assets in U.S. money market securities, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Currency Income Funds." In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

o Low Interest Rate Risk. Financial crisis, recession and deflation could contribute to declines in Japan's short-term interest rates to levels where the interest earned by the Fund's investments becomes insufficient to cover the expenses of the Fund. In these circumstances, the Fund will need to use available cash or sell securities out of the Fund to compensate for this shortfall. The action could cause a decline in the net asset value of the Fund and have unfavorable tax consequences.

o Geographic Concentration in Japan. Because the Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

--------------------------------------------------------------------------------
Shareholder Fees                                                     None
--------------------------------------------------------------------------------
(fees paid directly from your investment, but see the Creation
--------------------------------------------------------------------------------
Transaction Fees and Redemption Transaction Fees section below)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                  0.35%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
   Other Expenses(a)                                                0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.35%
--------------------------------------------------------------------------------

     (a) "Other Expenses" are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                                1 Year   3 Years
--------------------------------------------------------------------------------
                                                 $ 36      $ 113
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
                                                1 Year   3 Years
--------------------------------------------------------------------------------
                                                 $ 36      $ 113
--------------------------------------------------------------------------------

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management does not manage any other investment companies other than other series of the Trust and has limited experience as an investment adviser. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses.

The basis for the Board of Trustees' approval of the Investment Advisory Agreement will be available in the Trust's Annual Report to Shareholders for the period ending August 31, 2008.

WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:

--------------------------------------------------------------------------------
Name of Fund                                    Management Fee
--------------------------------------------------------------------------------
WisdomTree U.S. Current Income Fund                  0.25%
--------------------------------------------------------------------------------
WisdomTree Dreyfus Brazilian Real Fund               0.45%
--------------------------------------------------------------------------------
WisdomTree Dreyfus Chinese Yuan Fund                 0.45%
--------------------------------------------------------------------------------
WisdomTree Dreyfus Euro Fund                         0.35%
--------------------------------------------------------------------------------
WisdomTree Dreyfus Indian Rupee Fund                 0.45%
--------------------------------------------------------------------------------
WisdomTree Dreyfus Japanese Yen Fund                 0.35%
--------------------------------------------------------------------------------

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Sub-Adviser

Mellon Capital Management Corporation ("Mellon Capital") serves as the sub-adviser for the WisdomTree U.S. Current Income Fund. Mellon Capital is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors with its principal office located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. As of February 29, 2008, Mellon Capital had assets under management totaling approximately $216 billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), a publicly traded financial holding company.

The sub-adviser for the WisdomTree International Currency Income Funds is The Dreyfus Corporation ("Dreyfus"). Dreyfus was founded in 1947 and is located at 200 Park Avenue, New York, New York 10166. As of February 29, 2008, Dreyfus had assets under management totaling approximately $276 billion. Dreyfus is a wholly-owned indirect subsidiary of BNY Mellon.

Mellon Capital and Dreyfus (each, a "Sub-Adviser") choose each Fund's portfolio investments and places orders to buy and sell such Fund's portfolio investments.

With respect to each Fund, WisdomTree Asset Management pays the Sub-Adviser to such Fund a fee equal to one-half of the fee paid to WisdomTree Asset Management for providing advisory services to such Fund.

Portfolio Managers

Mellon Capital and Dreyfus utilize teams of investment professionals acting together to manage the assets of the Funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of each Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of each Fund's portfolio are listed below.

David C. Kwan has been a Managing Director of Mellon Capital since 2000. He has also been the Head of the Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996. Mr. Kwan has direct oversight responsibility for the management of the Funds. Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm's Enhanced Asset Allocation Fund. He received his M.B.A. degree from University of California at Berkeley in 1990. Mr. Kwan has 17 years of investment experience.

Zandra Zelaya has been a Vice President, Fixed Income at Mellon Capital since November 2007. Ms. Zelaya joined Mellon Capital in 1997 as a fixed income associate. Throughout the years she has held various positions in the Fixed Income Management Group including Associate Portfolio Manager from 1999 to January 2002, Senior Portfolio Manager from 2002 to 2006 and Assistant Vice President from 2006 to her recent promotion as Vice President. Prior to joining Mellon Capital she worked as client support for fixed income analytics and managed the data analytics department at Gifford Fong Associates. Ms. Zelaya has attained the Chartered Financial Analyst ("CFA") designation. She graduated with a B.S. from California State University, Hayward. Ms. Zelaya has 13 years of investment experience.

Andrew Tang is a senior portfolio manager and trader at Mellon Capital since he joined the firm in 2006. Prior to joining Mellon Capital, Mr. Tang was a portfolio manager for Barclays Global Investors, a fixed income investment officer at Oregon State Treasury, a rate analyst at Tenneco Gas and a senior investment and financial analyst at Metropolitan Transit Authority.

Mr. Kwan, Ms. Zelaya and Mr. Tang will manage the International Currency Income Funds in their capacity as dual employees of The Dreyfus Corporation. Mr. Kwan and Ms. Zelaya have been employees of Dreyfus since 2005. Mr. Tang has been a Dreyfus employee since 2008. Each Portfolio Manager has managed each Fund since inception. The Trust's Statement of Additional Information ("SAI") provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

Portfolio Holdings Information

Information about each Fund's daily portfolio holdings is available at www.wisdomtree.com.

In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (August 31) and its second fiscal quarter (February 28) in its reports to shareholders.

Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC's website, www.sec.gov.

A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's "SAI".

Administrator, Custodian and Transfer Agent

The Bank of New York is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information is available free of charge by calling:
1-866-909-WISE (9473) or visiting the Funds' website at www.wisdomtree.com.

Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund. Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares. The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using amortized cost for securities with remaining maturities of 60 days or less, current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund's shares is calculated once daily each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day") as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

In calculating a Fund's NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The value of any assets or liabilities denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market valuations are not readily available or are not deemed to reflect current market values, the affected investments will be valued in accordance with the Fund's pricing policy and procedures. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by "significant events." An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund's next NAV calculation time that may materially affect the value of a Fund's investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

The U.S. Current Income Fund intends to pay out dividends, if any, monthly. Each of the Euro Fund and the Japanese Yen Fund intend to pay out dividends, if any, quarterly. Each of the Brazilian Real Fund, Chinese Yuan Fund and the Indian Rupee Fund intend to pay out dividends, if any, annually.

Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the issuing Fund. Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each Fund monitors for, and reserves the right, but does not have the obligation, to reject any order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications as well. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

     o    A Fund makes distributions,

     o    You sell shares, and

     o You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

Shareholders subject to U.S. federal income tax will generally be taxable on distributions paid to them by the Funds. Fund distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level. The Funds do not, however, expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid for the shares).

The Funds (or a financial intermediary such as a broker through which a shareholder owns Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges money market securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger's aggregate basis in the money market securities or non-U.S. currency surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units for money market securities or non-U.S. currency will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities or non-U.S. currency plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Units cannot be currently deducted under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for money market securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for money market securities will generally be treated as long-term capital gain or loss if the money market securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Unit and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or redeemed and at what price.

Foreign Investments by the International Currency Income Funds.

Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the total assets of an International Currency Income Fund consists of stock or securities of foreign corporations, the Fund intends to "pass through" to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. This means that investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

Creation and Redemption

The shares that trade in the secondary market are "created" at NAV. Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 200,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of money market securities and an amount of cash. Each International Currency Income Fund also may issue and redeem Creation Units in exchange for a designated basket of non-U.S. currency and an amount of U.S. cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each "creator" enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of money market securities closely approximating the holdings of the Fund (or a designated basket of non-U.S. currency as described above) and pays or receives a specified amount of cash ("Cash Component") equal to the difference between the NAV of a Creation Unit and the market value of the basket of securities (or non-U.S. currency) in exchange for a specified number of Creation Units. Each Business Day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation ("NSCC") or otherwise, the names and number of shares of each security (or non-U.S. currency) to be included in that day's basket. Each Fund reserves the right to accept a basket of money market securities, currency or cash that differs from the published basket. A Fund will not issue fractional Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units in exchange for a designated basket of portfolio money market securities (or a designated basket of non-U.S. currency as described above) and a Cash Component. Each Fund reserves the right to honor a redemption request by delivering a basket of money market securities, currency or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Trust's SAI.

Orders to create or redeem shares of the Brazilian Real Fund, Chinese Yuan Fund or Indian Rupee Fund must be received by the Trust on any Business Day by 10:00 a.m. New York Time. Orders to create or redeem shares of the other Funds must be received by the Trust on any Business Day by 3:00 p.m. New York time.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 ("Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units

Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash (including non-U.S. currency) may also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.

The following table also shows, as of March 31, 2008, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.

-------------------------------------------------------------------------------------------------------
                                                                                            Maximum
                                                    Approximate    Standard Creation/      Creation/
                                                    Value of One       Redemption         Redemption
               Name of Fund                        Creation Unit     Transaction Fee    Transaction Fee
-------------------------------------------------------------------------------------------------------
WisdomTree U.S. Current Income Fund               $10,000,000             $250              $10,000
-------------------------------------------------------------------------------------------------------
WisdomTree Dreyfus Brazilian Real Fund            $ 5,000,000             $300              $75,000
-------------------------------------------------------------------------------------------------------
WisdomTree Dreyfus Chinese Yuan Fund              $ 5,000,000             $300              $75,000
-------------------------------------------------------------------------------------------------------
WisdomTree Dreyfus Euro Fund                      $10,000,000             $800              $20,000
-------------------------------------------------------------------------------------------------------
WisdomTree Dreyfus Indian Rupee Fund              $ 5,000,000             $300              $75,000
-------------------------------------------------------------------------------------------------------
WisdomTree Dreyfus Japanese Yen Fund              $10,000,000             $500              $20,000
-------------------------------------------------------------------------------------------------------

Distribution

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange ("Exchange"). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds.

FINANCIAL HIGHLIGHTS

Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations.

The Trust's current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

Call:   1-866-909-9473
        Monday through Friday
        8:00 a.m.- 8:00 p.m. (Eastern time)

Write:  WisdomTree Trust
        c/o ALPS Distributors, Inc.
        1290 Broadway, Suite 1100
        Denver, Colorado 80203

Visit:  www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

(C)2008 WisdomTree Trust

WisdomTree Funds are distributed by
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

WisdomTree(R) is a registered  mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864


[WISDOMTREE(R) LOGO]

WisdomTree Trust
380 Madison Avenue, 21st Floor
New York, NY 10017


                                      -31-